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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Australia: 12.3%
55,756		Amcor Ltd.	$289,684
47,289		AMP Ltd.	224,736
32,238	S	Australia & New Zealand Banking Group Ltd.	610,123
44,508	S	BHP Billiton Ltd.	1,443,846
21,168		Commonwealth Bank of Australia	927,446
14,068	S	CSL Ltd.	372,757
87,903	S	Foster’s Group Ltd.	408,215
9,244		Macquarie Group Ltd.	340,860
27,601	S	National Australia Bank Ltd.	575,014
10,225		Newcrest Mining Ltd.	275,786
10,890		Orica Ltd.	231,800
18,838		Origin Energy Ltd.	236,586
14,635		QBE Insurance Group Ltd.	241,361
5,961	S	Rio Tinto Ltd.	339,778
21,437		Santos Ltd.	223,931
45,192		Suncorp-Metway Ltd.	309,049
57,108		TABCORP Holdings Ltd.	321,094
119,100		Telstra Corp. Ltd.	296,827
16,005		Wesfarmers Ltd.	389,361
40,378	S	Westpac Banking Corp.	792,510
10,703		Woodside Petroleum Ltd.	390,989
16,760	S	Woolworths Ltd.	373,684
			9,615,437
		Austria: 0.4%
27,088		Telekom Austria AG	341,291
			341,291
		Bahamas: 0.9%
24,887	@	Teekay LNG Partners LP	719,234
			719,234
		Brazil: 0.9%
11,144	S	CPFL Energia S.A. ADR	672,652
			672,652
		Canada: 1.6%
9,300	S	Canadian Imperial Bank of Commerce	629,703
13,000		Labrador Iron Ore Royalty Income Fund	587,989
			1,217,692
		China: 5.6%
492,000		Anhui Expressway Co., Ltd.	298,894
1,032,000		Bank of China Ltd.	512,878
213,000		China Coal Energy Co. - Class H	288,159
725,000		China Construction Bank	579,780
142,000		China Life Insurance Co., Ltd.	621,665
516,000		China Petroleum & Chemical Corp.	407,806
476,000		Datang International Power Generation Co., Ltd.	190,764
736,000		Industrial and Commercial Bank of China Ltd.	541,509
486,000		PetroChina Co., Ltd.	529,841
892,000		Renhe Commercial Holdings Co. Ltd	193,120
12,800		Tencent Holdings Ltd.	244,905
			4,409,321
		Denmark: 0.5%
10,798	S	D/S Norden	410,637
			410,637
		Finland: 0.5%
37,996	S	Nokia OYJ	381,691
			381,691
		France: 6.1%
11,799	S	BNP Paribas	668,529
9,279	S	Bouygues S.A.	388,109
10,248	S	Carrefour S.A.	420,046
4,890	S	Neopost S.A.	351,522
11,123	S	Sanofi-Aventis	665,824

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
21,651	S	Total S.A.	$1,003,010
15,681	S	Veolia Environnement	401,157
9,292	S	Vinci S.A.	414,624
19,470	S	Vivendi	418,746
			4,731,567
		Germany: 4.8%
3,995	S	Allianz AG	399,110
7,693		BASF AG	404,822
11,803	S	Bayer AG	660,460
6,434	S	Deutsche Boerse AG	393,670
27,853		Deutsche Post AG	413,909
21,869	S	E.ON AG	662,661
7,904	S	Metro AG	414,221
3,275	S	Muenchener Rueckversicherungs AG	415,258
			3,764,111
		Hong Kong: 7.1%
112,000		BOC Hong Kong Holdings Ltd.	249,607
33,000		Cheung Kong Holdings Ltd.	372,928
98,000		China Everbright Ltd.	214,122
94,000		China Merchants Holdings International Co., Ltd.	288,915
89,000		China Mobile Ltd.	833,034
162,000		China Resources Land Ltd.	302,119
40,000		CLP Holdings Ltd.	281,337
338,000		CNOOC Ltd.	521,542
50,210		Esprit Holdings Ltd.	283,377
26,600		Hang Seng Bank Ltd.	355,936
20,600		Hong Kong Exchanges and Clearing Ltd.	317,797
31,000		Hutchison Whampoa Ltd.	193,290
62,000		Li & Fung Ltd.	273,808
115,000		Shanghai Industrial Holdings Ltd.	461,859
26,000		Sun Hung Kai Properties Ltd.	344,496
48,000		Wharf Holdings Ltd.	235,223
			5,529,390
		India: 2.1%
13,300		ICICI Bank Ltd. ADR	489,307
8,300		Infosys Technologies Ltd. ADR	477,499
9,920	@	Reliance Industries - Spons GDR	441,976
14,000		Sterlite Industries India Ltd. ADR	199,640
			1,608,422
		Indonesia: 1.0%
316,500		Bank Rakyat Indonesia	286,430
63,500		PT Astra International Tbk	285,898
291,500		Telekomunikasi Indonesia Tbk PT	240,584
			812,912
		Ireland: 0.6%
19,411	S	CRH PLC	431,703
			431,703
		Italy: 2.1%
22,315	S	Altantia S.p.A.	411,908
34,810	S	Banche Popolari Unite Scpa	310,381
21,758	S	ENI S.p.A.	407,702
106,798	S	Intesa Sanpaolo S.p.A.	278,178
100,085	S	Intesa Sanpaolo S.p.A. - RNC	202,713
			1,610,882
		Luxembourg: 0.5%
14,046		ArcelorMittal	423,968
			423,968
		Malaysia: 1.6%
208,400		Commerce Asset Holdings BHD	429,038
41,300		Digi.com BHD	284,092
69,387		Public Bank BHD	240,861
359,300		Resorts World BHD	289,291
			1,243,282
		Netherlands: 3.2%
37,947	S	Reed Elsevier NV	395,637
40,669	S	Royal Dutch Shell PLC - Class B	1,023,337
29,929	S	Royal KPN NV	386,156
25,107	S	Unilever NV	681,294
			2,486,424

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		New Zealand: 0.2%
147,783		Telecom Corp. of New Zealand Ltd.	$186,857
			186,857
		Norway: 1.0%
57,115	S	Orkla ASA	394,670
19,517	S	Statoil ASA	386,961
			781,631
		Philippines: 0.3%
4,150		Philippine Long Distance Telephone Co.	213,183
			213,183
		Portugal: 0.3%
58,867		Banco Espirito Santo S.A.	225,113
			225,113
		Singapore: 2.6%
54,500		DBS Group Holdings Ltd.	536,524
62,000		Keppel Corp. Ltd.	385,666
172,000		Singapore Press Holdings Ltd.	458,402
114,000		Singapore Telecommunications Ltd.	233,454
147,000		StarHub Ltd.	223,659
18,000		United Overseas Bank Ltd.	233,235
			2,070,940
		South Korea: 3.7%
1,139		Hyundai Heavy Industries	203,219
18,440		Kangwon Land, Inc.	258,530
12,632		KB Financial Group, Inc.	511,189
29,710		Korea Exchange Bank	312,179
4,863		KT&G Corp.	235,905
4,144		LG Corp.	230,755
1,145		Posco	446,211
1,100		Samsung Electronics Co., Ltd.	711,909
			2,909,897
		Spain: 2.4%
38,019	S	Banco Bilbao Vizcaya Argentaria S.A.	392,364
39,718	S	Banco Santander Central Hispano S.A.	399,641
62,038	S	Iberdrola S.A.	411,318
34,731		Telefonica S.A.	659,425
			1,862,748
		Sweden: 1.0%
35,263		Svenska Cellulosa AB - B Shares	405,514
39,646		Telefonaktiebolaget LM Ericsson	398,268
			803,782
		Switzerland: 5.0%
22,627	@	ABB Ltd.	384,838
16,753	S	Credit Suisse Group	646,623
14,952	S	Nestle S.A.	674,781
15,058	S	Novartis AG	678,965
4,874		Roche Holding AG - Genusschein	667,372
1,324		Swisscom AG	421,887
2,075	S	Zurich Financial Services AG	421,607
			3,896,073
		Taiwan: 5.4%
92,277		Acer, Inc.	230,919
457,647		China Steel Corp.	432,973
159,298		Chunghwa Telecom Co., Ltd.	305,001
583,150		First Financial Holding Co., Ltd.	298,784
34,125		High Tech Computer Corp.	461,701
136,850		HON HAI Precision Industry Co., Ltd.	540,931
15,000		MediaTek, Inc.	240,255
254,520		Quanta Computer, Inc.	456,790
94,000		Taiwan Fertilizer Co., Ltd.	260,362
331,301		Taiwan Semiconductor Manufacturing Co., Ltd.	607,502
236,512		Wistron Corp.	388,030
			4,223,248
		Thailand: 0.8%
112,600		Kasikornbank PCL	295,956
43,400		PTT PCL	321,972
			617,928

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		Turkey: 0.8%
36,728		Tupras Turkiye Petrol Rafine	$665,881
			665,881
		United Kingdom: 12.1%
15,913	S	AstraZeneca PLC	668,940
113,467	S	Balfour Beatty PLC	412,939
15,135		BHP Billiton PLC	413,819
141,440	S	BP PLC	1,008,265
13,803	S	British American Tobacco PLC	405,268
226,316	S	BT Group PLC	413,995
27,781	S	Diageo PLC	423,885
64,809	S	Drax Group PLC	312,142
61,972	S	GlaxoSmithKline PLC	1,030,678
53,684	S	Greene King PLC	306,429
111,137	S	HSBC Holdings PLC	1,001,805
233,159	S	Royal & Sun Alliance Insurance Group	392,784
43,813	S	Scottish & Southern Energy PLC	662,706
26,919	S	Smiths Group PLC	399,617
50,453	S	Tate & Lyle PLC	305,552
94,924	S	Thomas Cook Group PLC	282,898
36,905	S	United Utilities Group PLC	286,596
356,947	S	Vodafone Group PLC	707,045
			9,435,363
		United States: 3.8%
9,000	S	Chevron Corp.	664,830
17,000	S	Honeywell International, Inc.	727,090
38,000	S	Pfizer, Inc.	578,740
11,848	S	Philip Morris International, Inc.	522,734
21,700	S	Pitney Bowes, Inc.	491,288
			2,984,682
		Total Common Stock
		(Cost $77,104,967)	71,287,942
REAL ESTATE INVESTMENT TRUSTS: 3.2%
		Australia: 0.5%
39,922	S	Westfield Group	429,267
			429,267
		France: 0.4%
1,961	S	Unibail	298,763
			298,763
		Netherlands: 0.7%
5,598	S	Corio NV	265,122
3,390	S	Wereldhave NV	243,479
			508,601
		Singapore: 0.8%
660,000		Ascendas India Trust	422,250
178,600		Ascendas Real Estate Investment Trust	242,266
			664,516
		United Kingdom: 0.8%
36,352	S	Land Securities Group PLC	313,940
68,850	S	Segro PLC	282,791
			596,731
		Total Real Estate Investment Trusts
		(Cost $3,013,209)	2,497,878
EXCHANGE-TRADED FUNDS: 2.3%
		India: 1.3%
150,000	@	iShares MSCI India	981,000
			981,000
		South Korea: 1.0%
45,923		Samsung Kodex200 Exchange Traded Fund	818,399
			818,399
		Total Exchange-Traded Funds
		(Cost $1,474,863)	1,799,399
PREFERRED STOCK: 1.6%
		Germany: 0.5%
4,788	S	Volkswagen AG	412,425
			412,425

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares				Value
		South Korea: 1.1%
8,840		Hyundai Motor Co.		$384,311
1,056		Samsung Electronics Co., Ltd.		450,501
				834,812
		Total Preferred Stock
		(Cost $1,121,932)		1,247,237
		Total Investments in Securities
		(Cost $82,714,971)*	98.3%	$76,832,456
		Other Assets and Liabilities - Net	1.7	1,316,115
		Net Assets	100.0%	$78,148,571

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $84,569,768.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,255,256
		Gross Unrealized Depreciation		(13,992,568)
		Net Unrealized Depreciation		$(7,737,312)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	5.6%
Consumer Staples	6.7
Energy	11.8
Financials	27.9
Health Care	6.8
Industrials	8.8
Information Technology	7.6
Materials	8.4
Telecommunication Services	7.4
Utilities	5.0
Other Long-Term Investments	2.3
Other Assets and Liabilities - Net	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited)(continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,615,437	$—	$9,615,437
Austria	—	341,291	—	341,291
Bahamas	719,234	—	—	719,234
Brazil	672,652	—	—	672,652
Canada	1,217,692	—	—	1,217,692
China	529,841	3,879,480	—	4,409,321
Denmark	—	410,637	—	410,637
Finland	—	381,691	—	381,691
France	—	4,731,567	—	4,731,567
Germany	—	3,764,111	—	3,764,111
Hong Kong	—	5,529,390	—	5,529,390
India	1,166,446	441,976	—	1,608,422
Indonesia	—	812,912	—	812,912
Ireland	—	431,703	—	431,703
Italy	—	1,610,882	—	1,610,882
Luxembourg	—	423,968	—	423,968
Malaysia	—	1,243,282	—	1,243,282
Netherlands	—	2,486,424	—	2,486,424
New Zealand	—	186,857	—	186,857
Norway	—	781,631	—	781,631
Philippines	—	213,183	—	213,183
Portugal	—	225,113	—	225,113
Singapore	—	2,070,940	—	2,070,940
South Korea	—	2,909,897	—	2,909,897
Spain	—	1,862,748	—	1,862,748
Sweden	—	803,782	—	803,782
Switzerland	—	3,896,073	—	3,896,073
Taiwan	—	4,223,248	—	4,223,248
Thailand	—	617,928	—	617,928
Turkey	—	665,881	—	665,881
United Kingdom	—	9,435,363	—	9,435,363
United States	2,984,682	—	—	2,984,682
Total Common Stock	7,290,547	63,997,395	—	71,287,942
Real Estate Investment Trusts	422,250	2,075,628	—	2,497,878
Exchange-Traded Funds	1,799,399	—	—	1,799,399
Preferred Stock	—	1,247,237	—	1,247,237
Total Investments, at value	$9,512,196	$67,320,260	$—	$76,832,456

Liabilities Table
Other Financial Instruments+:
Written options	—	(191,736)	—	(191,736)
Total Liabilities	$—	$(191,736)	$—	$(191,736)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,250	Deutsche Bank	Australia S&P/ASX 200 Index	06/10/10	4,605.6600	AUD	$133,388	$(22,069)
1,880	Morgan Stanley	Dow Jones Euro Stoxx 50	06/10/10	2,655.5800	EUR	219,150	(79,638)
1,270	ABN AMRO Bank, N.V.	FTSE 100 Index	06/10/10	5,348.6800	GBP	267,904	(42,783)
1,280	Merrill Lynch	Hong Kong Hang Seng Index	06/10/10	20,109.1500	HKD	94,964	(37,991)
13,500,000	The Royal Bank of Scotland	Korea KOSPI 200 Index	06/10/10	219.4100	KRW	63,438	(6,580)
8,900	Morgan Stanley	Taiwan TAIEX Index	06/10/10	7,675.9135	TWD	48,024	(2,675)

						$826,868	$(191,736)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of May 31, 2010:

Derivatives Fair Value*
Equity contracts	$(191,736)
Total	$(191,736)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 21, 2010